Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Payable And Accrued Liabilities Current [Abstract]
Accrued payroll	¥ 91,993,195	$ 13,379,855	¥ 81,623,990
Tax payables	166,802,584	24,260,430	32,262,859
Payable to suppliers	57,353,842	8,341,770	85,772,102
Payable to external service providers	52,443,595	7,627,605	45,122,393
Others	138,893,221	20,201,181	70,911,451
Total	¥ 507,486,437	$ 73,810,841	¥ 315,692,795